Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Trading Symbol	KONG
Entity Registrant Name	KONGZHONG CORP
Entity Central Index Key	0001285137
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	1,661,939,143

CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash and cash equivalents	$ 129,511,530	$ 157,170,761
Held-to-maturity securities	17,299,116
Trading securities	7,754,630	20,276
Loans to third party	22,187,307
Accounts receivables, net of allowance of $nil and $222,007 as of December 31, 2010 and 2011	19,902,975	21,793,956
Prepaid expenses and other current assets	4,146,025	5,979,068
Total current assets	200,801,583	184,964,061
Rental deposits	511,152	584,292
Property and equipment, net	3,620,279	3,738,598
Goodwill	72,967,109	87,705,675
Acquired intangible assets, net	2,347,891	4,452,688
Total assets	280,248,014	281,445,314
Current liabilities
Accounts payable (including account payable of the consolidated variable interest entities ("VIEs") without recourse to the Company of $9,870,853 and $15,343,859 as of December 31, 2010 and 2011, respectively)	15,347,033	9,909,704
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to the Company of $6,925,533 and $7,852,121 as of December 31, 2010 and 2011, respectively)	9,489,794	48,084,857
Deferred revenue (including deferred revenue of the consolidated VIEs without recourse to the Company of $564,812and $2,796,228 as of December 31, 2010and 2011, respectively)	4,043,619	2,549,820
Income tax payable (including income tax payable of the consolidated VIEs without recourse to the Company of $1,056,443 and $nil as of December 31, 2010 and 2011, respectively)	3,645,583	2,930,337
Total current liabilities	32,526,029	63,474,718
Commitments and contingencies (Note 21)
Convertible senior note, net of discount due to beneficial conversion feature	1,272,619	3,552,716
Non-current deferred tax liability (including non-current deferred tax liability of the consolidated VIEs without recourse to the Company of $477,457and $271,622 as of December 31, 2010 and 2011, respectively)	271,622	477,457
Total liabilities	34,070,270	67,504,891
Ordinary shares ($0.0000005 par value; 1,000,000,000,000 shares authorized, 1,510,906,573 and 1,661,939,143 shares issued and outstanding as of December 31, 2010 and 2011, respectively)	829	755
Additional paid-in capital	131,140,682	105,120,495
Warrant	677,332	677,332
Accumulated other comprehensive income	46,186,277	32,314,355
Statutory reserve	10,341,491	9,392,790
Retained earnings	57,831,133	66,434,696
Total shareholders' equity	246,177,744	213,940,423
Total liabilities and shareholders' equity	$ 280,248,014	$ 281,445,314

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Accounts receivables, allowance	$ 222,007
Accounts payable	15,347,033	9,909,704
Accrued expenses and other current liabilities	9,489,794	48,084,857
Deferred revenue	4,043,619	2,549,820
Income tax payable	3,645,583	2,930,337
Non-current deferred tax liability	271,622	477,457
Ordinary shares, par value	$ 0.0000005	$ 0.0000005
Ordinary shares, shares authorized	1,000,000,000,000	1,000,000,000,000
Ordinary shares, shares issued	1,661,939,143	1,510,906,573
Ordinary shares, shares outstanding	1,661,939,143	1,510,906,573
Variable Interest Entities
Accounts payable	15,343,859	9,870,853
Accrued expenses and other current liabilities	7,852,121	6,925,533
Deferred revenue	2,796,228	564,812
Income tax payable		1,056,443
Non-current deferred tax liability	$ 271,622	$ 477,457

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues	$ 160,008,435	$ 149,583,364	$ 131,298,223
Sales tax	(3,827,823)	(3,208,933)	(2,885,127)
Net revenues	156,180,612	146,374,431	128,413,096
Cost of revenues	(91,930,241)	(80,238,617)	(65,946,821)
Gross profit	64,250,371	66,135,814	62,466,275
Operating expenses
Product development (including share-based compensation expense of $1,503,758, $1,038,275 and $614,780 for 2009, 2010 and 2011, respectively)	(15,416,944)	(23,964,697)	(18,272,008)
Selling and marketing (including share-based compensation expense of $178,291, $131,396 and $121,623 for 2009, 2010 and 2011, respectively)	(20,891,615)	(18,975,617)	(17,821,260)
General and administrative (including share-based compensation expense of $2,529,481, $3,830,585 and $3,843,119 for 2009, 2010 and 2011, respectively)	(11,582,200)	(10,481,827)	(10,186,853)
Impairment loss on goodwill	(20,255,242)	(2,998,317)
Impairment loss on intangible assets	(3,927)	(5,730,579)
Total operating expenses	(68,149,928)	(62,151,037)	(46,280,121)
Change in fair value of contingent consideration for business acquisition	(3,729,513)	10,894,533
Government subsidies	319,319	337,663
Income (loss) from operations	(7,309,751)	15,216,973	16,186,154
Interest income	3,569,175	2,342,761	3,114,306
Interest income from loans to third party	1,193,226
Interest expense for convertible senior note	(487,763)	(1,059,905)	(725,910)
Impairment loss on cost method investment		(1,509,912)	(1,500,000)
Loss on extinguishment of debt upon prepayment of convertible senior note	(1,567,472)
Investment income	85,561	883,285	206,945
Net income (loss) before income taxes	(4,517,024)	15,873,202	17,281,495
Income taxes expense	(3,137,838)	(3,950,003)	(4,698,114)
Net income (loss)	$ (7,654,862)	$ 11,923,199	$ 12,583,381
Net income (loss) per share, basic	$ 0	$ 0.01	$ 0.01
Net income (loss) per share, diluted	$ 0	$ 0.01	$ 0.01
Weighted average shares used in calculating basic net income (loss) per share	1,607,110,119	1,466,947,693	1,385,201,479
Weighted average shares used in calculating diluted net income (loss) per share	1,607,110,119	1,547,870,678	1,537,771,051

CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Product development
Share-based compensation expense	$ 614,780	$ 1,038,275	$ 1,503,758
Selling and marketing
Share-based compensation expense	121,623	131,396	178,291
General and administrative
Share-based compensation expense	$ 3,843,119	$ 3,830,585	$ 2,529,481

CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY AND COMPREHENSIVE INCOME (USD $)	Total	Nanjing Zhulang and Success Blueprint	Dacheng	Ordinary Shares	Ordinary Shares Nanjing Zhulang and Success Blueprint	Ordinary Shares Dacheng	Ordinary Shares Simlife	Additional paid-in capital	Additional paid-in capital Nanjing Zhulang and Success Blueprint	Additional paid-in capital Dacheng	Additional paid-in capital Simlife	Shares issuable in connection with acquisition	Shares issuable in connection with acquisition Simlife	Warrant	Accumulated other comprehensive income	Statutory reserve	Retained earnings	Comprehensive income(loss)
Beginning Balance at Dec. 31, 2008	$ 160,688,218			$ 717				$ 86,250,897							$ 23,115,698	$ 7,392,442	$ 43,928,464
Beginning Balance (in shares) at Dec. 31, 2008				1,434,232,520
Issuance of ordinary shares for share-based compensation (in shares)				40,000,000
Issuance of ordinary shares for share-based compensation	466,890			20				466,870
Shares issuable in connection with acquisition of Simlife	1,325,917											1,325,917
Issuance of ordinary shares for acquisition (in shares)					1,000,000
Issuance of ordinary shares for acquisition		373,001			1				373,000
Beneficial conversion feature of convertible senior note	3,667,931							3,667,931
Issuance of warrant in relation to convertible senior note	677,332													677,332
Share-based compensation recognized	4,211,530							4,211,530
Repurchase of ordinary shares (in shares)				(65,836,160)
Repurchase of ordinary shares	(11,108,039)			(33)				(11,108,006)
Provision for statutory reserve																1,208,451	(1,208,451)
Foreign currency translation adjustments	154,570														154,570			154,570
Net income	12,583,381																12,583,381	12,583,381
Comprehensive income (loss), net of tax																		12,737,951
Ending Balance at Dec. 31, 2009	173,040,731			705				83,862,222				1,325,917		677,332	23,270,268	8,600,893	55,303,394
Ending Balance (in shares) at Dec. 31, 2009				1,409,396,360
Issuance of ordinary shares for share-based compensation (in shares)				52,750,000
Issuance of ordinary shares for share-based compensation	386,550			26				386,524
Issuance of ordinary shares for acquisition (in shares)						42,760,213	6,000,000
Issuance of ordinary shares for acquisition			14,545,600			21	3			14,545,579	1,325,914		(1,325,917)
Share-based compensation recognized	5,000,256							5,000,256
Provision for statutory reserve																791,897	(791,897)
Foreign currency translation adjustments	9,044,087														9,044,087			9,044,087
Net income	11,923,199																11,923,199	11,923,199
Comprehensive income (loss), net of tax																		20,967,286
Ending Balance at Dec. 31, 2010	213,940,423			755				105,120,495						677,332	32,314,355	9,392,790	66,434,696
Ending Balance (in shares) at Dec. 31, 2010				1,510,906,573
Issuance of ordinary shares for share-based compensation (in shares)				47,500,000
Issuance of ordinary shares for share-based compensation	302,075			24				302,051
Issuance of ordinary shares for acquisition (in shares)						123,532,570
Issuance of ordinary shares for acquisition			29,220,543			62				29,220,481
Share-based compensation recognized	4,579,522							4,579,522
Repurchase of ordinary shares (in shares)				(20,000,000)
Repurchase of ordinary shares	(2,748,579)			(12)				(2,748,567)
Prepayment of NGP convertible senior note	(5,333,300)							(5,333,300)
Provision for statutory reserve																948,701	(948,701)
Foreign currency translation adjustments	13,871,922														13,871,922			13,871,922
Net income	(7,654,862)																(7,654,862)	(7,654,862)
Comprehensive income (loss), net of tax																		6,217,060
Ending Balance at Dec. 31, 2011	$ 246,177,744			$ 829				$ 131,140,682						$ 677,332	$ 46,186,277	$ 10,341,491	$ 57,831,133
Ending Balance (in shares) at Dec. 31, 2011				1,661,939,143

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating activities
Net income (loss)	$ (7,654,862)	$ 11,923,199	$ 12,583,381
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	4,443,449	7,691,043	2,941,175
Loss on disposal of property and equipment	(37,099)	5,037	72,188
Provision of bad debt	222,007	45,857	266,252
Impairment loss on cost method investment		1,509,912	1,500,000
Impairment loss on goodwill	20,255,242	2,998,317
Impairment loss on intangible assets	3,927	5,730,579
Change in fair value of contingent consideration for business acquisition	3,729,513	(10,894,533)
Share-based compensation	4,579,522	5,000,256	4,211,530
Loss on extinguishment of debt upon prepayment of convertible senior note	1,567,472
Amortization of the debt discount	294,543	585,627	299,813
Changes in operating assets and liabilities
Accounts receivable	2,902,691	4,855,600	(8,960,860)
Prepaid expenses and other current assets	3,748,469	(337,872)	(1,422,058)
Rental deposits	98,928	78,309	(71,903)
Trading securities	(8,339,291)	81,617	(100,617)
Accounts payable	4,780,428	(3,850,530)	2,469,397
Deferred revenue	1,347,963	2,529,804
Accrued expenses and other liabilities	760,161	(5,498,911)	878,723
Income tax payable	730,690	3,560,300	622,111
Net cash provided by operating activities	33,433,753	26,013,611	15,289,132
Investing activities
Purchases of subsidiaries, net of cash acquired $419,215 and $2,145,792 in 2009 and 2010, respectively		(8,603,609)	(6,686,930)
Loans to third party	(21,227,812)
Held-to-maturity securities	(17,203,826)
Purchase of property and equipment	(1,890,271)	(1,717,930)	(1,599,477)
Proceeds from disposal of property and equipment	37,099	6,676	3,804
Net cash used in investing activities	(40,284,810)	(10,314,863)	(8,282,603)
Financing activities
Payment of contingent consideration for acquisition of business	(14,578,427)	(1,163,064)
Repurchase of ordinary shares	(2,748,579)		(11,108,039)
Proceeds from exercise of employee stock options	302,075	386,524	466,890
Proceeds from issuance of convertible senior note			6,775,400
Prepayment of convertible senior note	(9,310,000)
Net cash used in financing activities	(26,334,931)	(776,540)	(3,865,749)
Effect of foreign exchange rate changes	5,526,757	2,959,028	94,471
Net increase (decrease) in cash and cash equivalents	(27,659,231)	17,881,236	3,235,251
Cash and cash equivalents, beginning of year	157,170,761	139,289,525	136,054,274
Cash and cash equivalents, end of year	129,511,530	157,170,761	139,289,525
Supplemental disclosures of cash flow information
Income taxes paid	2,561,368	3,053,601	5,180,013
Interest paid	358,632	508,155	155,081
Non-cash investing and financing activities:
Acquisition consideration payable			1,250,000
Contingent consideration in connection with business acquisition		40,155,908
Ordinary shares to be issued for business acquisitions			1,325,917
Ordinary shares issued for business acquisitions	$ 29,220,543	$ 14,545,600	$ 373,001

CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Purchases of subsidiaries, cash acquired	$ 2,145,792	$ 419,215

ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2011
ORGANIZATION AND PRINCIPAL ACTIVITIES
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

KongZhong Corporation ("KongZhong") was incorporated under the laws of the Cayman Islands on May 6, 2002. KongZhong and its consolidated entities (collectively, the "Company") provide wireless interactive entertainment, media and community services to mobile phone users, and internet games.

As of December 31, 2011, details of the Company's significant majority-owned subsidiaries and VIEs are as follows:

	Incorporation or	Shareholder/
Name	acquisition date/place	nominee owner	Legal ownership	Principal activities
			%

Subsidiaries:

KongZhong Information Technologies	July 2002	KongZhong	100	Providing consulting
(Beijing) Co., Ltd. ("KongZhong Beijing")	People's Republic			and technology services
	of China ("PRC")

KongZhong China Co., Ltd.	June 2005	KongZhong	100	Providing consulting
("KongZhong China")	the PRC			and technology services

Simlife (Beijing) Science Co., Ltd.	June 2009	Simlife	100	Providing consulting
("Simlife Beijing ")	the PRC	International Inc.		and technology services

Success Blueprint Limited	October 2009	KongZhong	100	Providing novel license
("Success Blueprint")	British Virgin Islands			to overseas

Dacheng Holdings Limited	January 2010	KongZhong	100	Providing internet games
("Dacheng Holdings")	Cayman Islands			services

Dacheng Investment (Hong Kong) Limited	January 2010	KongZhong	100	Providing internet games
("Dacheng Hong Kong")	Hong Kong			services

VIEs:

Beijing AirInbox Information	April 2002	Linguang Wu	45	Providing wireless
Technologies Co., Ltd.	the PRC	SonglinYang	42	value-added services
("Beijing AirInbox")		Guijun Wang	10	to mobile phone users
		Zhen Huang	3

Beijing Wireless Interactive	February 2005	Yang Yang	40	Providing wireless
Network Technologies Co., Ltd.	the PRC	Jingye Sun	30	value-added services
("Beijing WINT")		Li Ai	30	to mobile phone users

Beijing Chengxitong Information	November 2005	Yang Li	90	Providing wireless
Technology Co., Ltd.	the PRC	Xuelei Wu	10	value-added services
("Beijing Chengxitong")				to mobile phone users

Beijing Xinrui Network Technology Co., Ltd.	January 2006	Guijun Wang	51	Providing wireless
("Beijing Xinrui")	the PRC	Yang Li	49	value-added services
				to mobile phone users

Shanghai Mailifang	March 2009	Xu Guo	90	Providing wireless
Communication Co., Ltd.	the PRC	Yang Yang	10	value-added services
("Shanghai Mailifang")				to mobile phone users

Xiamen Xinreli Technology	June 2009	Tao Jia	80	Providing wireless
Co., Ltd. ("Xiamen Simlife")	the PRC	Junhong Chen	20	value-added services
				to mobile phone users

Shanghai Dacheng Network	January 2010	Leilei Wang	59	Providing internet games
Technology Co., Ltd. ("Shanghai Dacheng")	the PRC	Zhen Yang	41	services

	Incorporation or	Shareholder/
Name	acquisition date/place	nominee owner	Legal ownership	Principal activities

Subsidiaries of VIE:

Beijing Boya Wuji Technologies Co., Ltd.	March 2004	Beijing AirInbox	100	Providing wireless
("Beijing Boya Wuji")	the PRC			value-added services
				to mobile phone users

Tianjin Mammoth Technologies	May 2005	Beijing AirInbox	95	Mobile games
Co., Ltd. ("Tianjin Mammoth")	the PRC	Beijing WINT	5	developing services

Beijing Shiyuan Leya Culture Communication	July 2008	Beijing Xinrui	100	Providing wireless
Co., Ltd. ("Beijing Shiyuan Leya")	the PRC			value-added services to
				mobile phone users

Nanjing Net Book Culture Co., Ltd.	October 2009	Beijing Chengxitong	100	Providing
("Nanjing Zhulang")	the PRC			internet novel services

Wuxi Dacheng Network	January 2010	Shanghai Dacheng	100	Providing internet games
Technology Co.,Ltd. ("Wuxi Dacheng")	the PRC			services

Shenzhen Zhida Network Technology	February 2010	Beijing WINT	100	Providing technology
Co., Ltd. ("Shenzhen Zhida")	the PRC			services to mobile
				phone manufactures

The VIE arrangements

PRC regulations prohibit direct foreign ownership of business entities providing value-added telecommunications services in the PRC where certain licenses are required for the provision of such services. To comply with these regulations, the Company conducts the majority of its activities through its VIEs and their subsidiaries.

To provide the Company effective control over and the ability to receive substantially all of the economic benefits of its VIEs and their subsidiaries, KongZhong Beijing, or KongZhong China, or Simlife Beijing (collectively, the "Foreign Owned Subsidiaries") has entered into a series of contractual arrangements with Beijing AirInbox, Beijing WINT, Beijing Chengxitong, Shanghai Mailifang, Xiamen Simlife, Beijing Xinrui and Shanghai Dacheng (collectively the "VIE Companies"), respectively, as summarized below:

Name of Foreign Owned Subsidiaries	Name of VIE Companies

KongZhong Beijing	Beijing AirInbox
KongZhong Beijing	Beijing WINT
KongZhong Beijing	Beijing Chengxitong
KongZhong Beijing	Shanghai Mailifang
Simlife Beijing	Xiamen Simlife
KongZhong China	Beijing Xinrui
KongZhong China	Shanghai Dacheng

·	Agreements that provide the Foreign Owned Subsidiaries effective control over the VIE Companies

Business operation agreement. The Foreign Owned Subsidiaries have entered into business operation agreements with the VIE Companies and their respective shareholders, respectively. Pursuant to these agreements, the VIE companies and their respective shareholders agreed to appoint individuals designated by the Foreign Owned Subsidiaries to the management team of the VIE Companies and to refrain from taking certain actions that may materially affect these VIE Companies' operations.

Under their original terms, the business operation agreements of Beijing AirInbox and Xiamen Simlife will expire in 2016 and 2019, respectively. The business operation agreement of Beijing AirInbox will be automatically extended for another ten years unless KongZhong Beijing writes to terminate the agreement three months before the expiration of the agreement. The business operation agreement of Xiamen Simlife could be extended upon the requirements of Simlife Beijing. The business operation agreements of the remaining VIEs do not contain any expiration provision.

The VIEs have no authority to terminate the business operation agreements.

Power of attorney. Each of the shareholders of the VIE Companies has also executed an irrevocable power of attorney in favor of individuals designated by the Foreign Owned Subsidiaries. Pursuant to these powers of attorney, those designated individuals have full power and authority to exercise all of such shareholders' rights with respect to their equity interests in the VIE Companies.

·	Agreements that transfer economic benefits to the Foreign Owned Subsidiaries

Exclusive technical and consulting services agreement. The Foreign Owned Subsidiaries have entered into exclusive technical and consulting services agreements with the VIE Companies, respectively. Pursuant to these technical and consulting services agreements, the Foreign Owned Subsidiaries provide certain technical and consulting services to the VIE Companies in exchange for service fees.

Under their original terms, the exclusive technical and consulting services agreements of Beijing AirInbox, Shanghai Mailifang, Beijing Xinrui and Shanghai Dacheng will expire in 2014, 2019, 2019 and 2020, respectively. The exclusive technical and consulting services agreements of these VIEs will be automatically extended for another ten years unless the relevant Foreign Owned Subsidiaries write to terminate the agreements three months before the expiration of the agreements. The technical and consulting services agreements of the remaining VIEs do not contain any expiration provision.

The VIEs have no authority to terminate the exclusive technical and consulting services agreements.

Equity pledge agreement. Each of the shareholders of the VIE Companies has also entered into an equity pledge agreement with the respective Foreign Owned Subsidiary, pursuant to which these shareholders pledged their respective interests in the VIE Companies to guarantee the performance of such VIE Companies' payment obligations under the respective exclusive technical and consulting services agreements.

·	Agreements that provide the Foreign Owned Subsidiaries the option to purchase the equity interest in the VIE Companies

Exclusive option agreement. Each of the VIE Companies and their respective shareholders have also entered into an exclusive share option agreement with the respective Foreign Owned Subsidiary. Pursuant to these agreements, each of the shareholders of the VIE Companies has granted an exclusive option to the Foreign Owned Subsidiaries or their designees to purchase all or part of such shareholder's equity interest in the VIE Companies, at a purchase price equal to the respective capital of the VIE companies or a price required under PRC laws at the time of such purchase.

Risks in relation to the VIE structure

The Company believes that the Foreign Owned Subsidiaries' contractual arrangements with the VIE Companies are in compliance with PRC law and are legally enforceable. However, uncertainties in the PRC legal system could limit the Company's ability to enforce these contractual arrangements and the interests of the shareholders of the VIE Companies may diverge from that of the Company and that may potentially increase the risk that they would seek to act contrary to the contractual terms, for example by influencing the VIE Companies not to pay the service fees when required to do so.

The Company's ability to control the VIE Companies also depends on the power of attorney the Foreign Owned Subsidiaries have to vote on all matters requiring shareholder approval in the VIE Companies. As noted above, the Company believes this power of attorney is legally enforceable but may not be as effective as direct equity ownership.

In addition, if the legal structure and contractual arrangements were found to be in violation of any existing PRC laws and regulations, the Company may be subject to fines or other actions. The Company does not believe such actions would result in the liquidation or dissolution of the Company, the Foreign Owned Subsidiaries or the VIE Companies.

The Company, through its subsidiaries and through the contractual arrangements, has (1) the power to direct the activities of the VIEs that most significantly affect the entity's economic performance and (2) the right to receive benefits from the VIEs. Accordingly, the Company is the primary beneficiary of the VIE Companies and has consolidated the financial results of the VIE Companies.

The following financial statement amounts and balances of KongZhong's VIEs were included in the accompanying consolidated financial statements:

	Years ended December 31,
	2010	2011
	$	$

Total current assets	105,809,341	139,333,143
Total assets	109,930,914	143,283,271

Total current liabilities	18,417,641	25,767,750
Total liabilities	18,895,098	26,039,372

	Years ended December 31,
	2009	2010	2011
	$	$	$

Gross revenues	129,526,292	145,516,670	154,828,573
Net income	22,383,613	21,053,062	22,628,312

	Years ended December 31,
	2009	2010	2011
	$	$	$

Net cash provided by operating activities	17,750,530	23,547,374	29,159,789
Net cash used in investing activities	1,653,372	2,471,765	16,777,374

There are no consolidated VIE's assets that are collateral for the VIE's obligations and which can only be used to settle the VIE's obligations.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America ("US GAAP").

Basis of consolidation

The consolidated financial statements include the financial statements of the Company, its wholly-owned subsidiaries, and its VIEs. All inter-company transactions and balances have been eliminated upon consolidation.

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and accounts that have the general characteristics of demand deposits in that the customer may deposit additional funds at any time and also effectively may withdraw funds at any time without prior notice or penalty.

Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The Group's financial instruments include cash and cash equivalents, held-to-maturity securities, trading securities, accounts receivables, loans to third party, accounts payable and convertible senior notes.

The carrying values of cash and cash equivalents, trading securities, accounts receivable, loans to third party and accounts payable approximate their fair values due to short-term maturities.

The carrying amount of convertible senior note is measured at amortized cost using the effective interest rate method.

Fair value of acquired assets and contingent consideration is discussed in Note 3.

Fair value of trading securities is discussed in Note 5.

Short-term investments

Short-term investments comprise debt and equity securities, which are classified as held-to-maturity securities or trading securities. Short-term investments are classified as held-to-maturity securities when the Company has the positive intent and ability to hold the securities to maturity. All of the Company's held-to-maturity securities are classified as current assets on the consolidated balance sheets based on their contractual maturity dates which are less than one year and are stated at their amortized costs. Trading securities are carried at their fair values and the unrealized gains or losses from the changes in fair values are included in net earnings.

The Company reviews its short-term investments for other-than-temporary impairment based on the specific identification method. The Company considers available quantitative and qualitative evidence in evaluating potential impairment of its short-term investments. If the cost of an investment exceeds the investment's fair value, the Company considers, among other factors, general market conditions, government economic plans, the duration and the extent to which the fair value of the investment is less than the cost, and the Company's intent and ability to hold the investment, in determining if impairment is needed.

Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and revenues and expenses in the financial statements and accompanying notes. Significant accounting estimates reflected in the Company's financial statements include impairment of goodwill and other intangible assets, purchase price allocation in business combinations, accruals for revenues, valuation allowance for deferred tax assets, valuation of contingent consideration for business acquisition, and share-based compensation expense. Actual results could differ from those estimates.

Property and equipment, net

Property and equipment are carried at cost less accumulated depreciation. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Computer and transmission equipment	3 years
Furniture and office equipment	3 years
Motor vehicles	3 years
Leasehold improvements	Over the shorter of the lease term or useful lives
Communication equipment	1 year
Office building	20 years

Acquired intangible assets (other than indefinite lived intangible assets), net

Acquired intangible assets, other than indefinite lived intangible assets, are carried at cost less accumulated amortization and impairment. The amortization of such acquired intangible assets is recognized over the expected useful lives of the assets.

Impairment of long-lived assets

Long-lived assets and certain identifiable intangible assets to be held and used are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Company measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Company would recognize an impairment loss based on the fair value of the assets.

No impairment loss was recorded for the year ended December 31, 2009. In the year of 2010 and 2011, the Company recognized an impairment loss of $5,730,579 and $3,927, respectively, relating to acquired intangible assets.

Business Combinations

Business combinations are recorded using the purchase method of accounting. On January 1, 2009, the Company adopted a new accounting pronouncement with prospective application which made certain changes to the previous authoritative literature on business combinations. From January 1, 2009, the assets acquired, the liabilities assumed, and any noncontrolling interest of the acquiree at the acquisition date, if any, are measured at their fair values as of that date. Goodwill is recognized and measured as the excess of the total consideration transferred plus the fair value of any noncontrolling interest of the acquiree, if any, at the acquisition date over the fair values of the identifiable net assets acquired. Previously, any non-controlling interest was reflected at historical cost. Common forms of the consideration made in acquisitions include cash and common equity instruments. Consideration transferred in a business acquisition is measured at the fair value as at the date of acquisition. For shares issued in a business combination, the Company has estimated the fair value as of the date of acquisition.

Where the consideration in an acquisition includes contingent consideration the payment of which depends on the achievement of certain specified conditions post-acquisition, from January 1, 2009 the contingent consideration is recognized and measured at its fair value at the acquisition date and if recorded as a liability it is subsequently carried at fair value with changes in fair value reflected in earnings. For periods prior to January 1, 2009 contingent consideration was not recorded until the contingency was resolved.

Goodwill and indefinite-lived intangible assets

The excess of the purchase price over the fair value of net assets acquired is recorded on the consolidated balance sheet as goodwill. Goodwill is not amortized but is evaluated by the Company at least annually (at December 31) for impairment following a two-step process.

The first step compares the fair value of each reporting unit (operating segment or one level below an operating segment) to its carrying amount, including goodwill. As of December 31, 2010 and 2011, there were three reporting units, wireless value-added services ("WVAS"), mobile games and internet games. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of the affected reporting unit's goodwill to the carrying value of that goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. This allocation process is only performed for purposes of evaluating goodwill impairment and does not result in an entry to adjust the value of any assets or liabilities. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill. The impairment losses of $ nil, $3.0 million and $20.3 million were recorded for the years ended December 31, 2009, 2010 and 2011, respectively (see Note 11).

The Company has determined that the Company's trade names do not have determinable useful lives. Consequently, the carrying amounts of trade names are not amortized but are tested for impairment annually or more frequently if events or changes in circumstances indicate that the asset might be impaired. Such impairment test consists of a comparison of the fair values of the trade names with their carrying amounts and an impairment loss is recognized if and when the carrying amounts of the trade names exceed their fair values. The estimates of fair values of intangible assets not subject to amortization are determined using various discounted cash flow valuation methodologies. Significant assumptions are inherent in this process, including estimates of discount rates. Discount rate assumptions are based on an assessment of the risk inherent in the respective intangible assets. No impairment of intangible assets with indefinite life was recorded during the years ended December 31, 2009, 2010 and 2011.

Long-term investments

For investments in investees over which the Company does not have significant influence, the Company carries the investments at cost. The Company reviews the long-term investments for impairment whenever events or circumstances indicate that an other-than-temporary decline has occurred. An impairment loss is recognized in earnings equal to the amount of the investment's carrying amount in excess of its fair value at the assessment date. The fair value of the investment would then become the new cost basis of the investment. Impairment losses of $1.5 million, $1.5 million and $nil were recorded for the years ended December 31, 2009, 2010 and 2011, respectively (see Note 10).

Revenue recognition and cost of revenues

The Company's revenues are primarily derived from WVAS, mobile games service and internet games services.

(i)	WVAS

WVAS revenues are derived from providing personalized interactive entertainment, media and community services primarily to mobile phone customers of China Mobile Communication Corporation ("China Mobile"), China United Telecommunications Corporation ("China Unicom"), and China Telecommunications Corporation ("China Telecom") (collectively, the "Mobile Operator").

The Company contracts with the Mobile Operator for the transmission of WVAS as well as for billing and collection services. The Mobile Operator provides the Company with monthly statements that represent the principal evidence that service has been delivered and triggers revenue recognition for a substantial portion of the Company's revenues. In certain instances, when a statement is not received within a reasonable period of time, the Company makes an estimate of the revenues and cost of revenues for the period covered by the statement based on internally generated information, historical experience, verbal communication with Mobile Operator, and/or other assumptions that are believed to be reasonable under the circumstances.

The Mobile Operator remits to the Company only amounts net of the following items: (1) allowance that Mobile Operator has made for the doubtful debts in respect of the amounts due to the Company from its customers, (2) the Mobile Operator's fees for the services provided to the Company, including billing and collection services, and (3) the Mobile Operator's transmission charges. China Unicom and China Telecom do not provide an itemized analysis of their remittances and the Company is therefore unable to determine what allowance, if any, for doubtful or bad debts should be recorded with respect to services delivered through them. China Mobile occasionally specifies the allowance it makes for doubtful debts. As a result, the Company's revenue recognition is based upon the amounts reported on the Mobile Operator's monthly statements, which are net of doubtful debts and represent the amounts the Company reasonably believes will be collected.

The Company records the following fees paid to the Mobile Operator as cost of revenues:

·	Service fees paid to the Mobile Operator which are charged to the Company as a percentage, ranging from 15% to 70%, of gross revenues less bad debts.

·	Fixed transmission fees that are charged on a basis of each transmission (regardless whether the customers can be billed or pay the Mobile Operator).

In addition, cost of revenues includes amounts paid to content providers and certain payments to handset manufacturers with whom the Company has cooperation agreements.

(ii)	Mobile games

The Company recognizes revenues from providing mobile games services. Mobile phone users download the mobile games in the same manner as the WVAS and the Company recognizes revenues from such mobile games services in the same way as the WVAS revenues are recognized.

(iii)	Internet games

The internet games revenues are primarily derived from internet games operation revenues and licensing revenues.

Online game operation revenues

The Company adopts the item-based revenue model. The basic game play functions are free of charge, and players are charged for purchases of in-game items. Revenues from the sales of in-game items are recognized when the items are consumed by the customers or over the estimated lives of the items.

Cash received but not converted into in-game money is initially recorded as advances from customers, which are transferred as deferred revenue upon conversion into in-game money.

Revenues from licensing arrangement

The Company enters into licensing arrangements with various licensees who provide the internet games services in PRC and overseas. A licensing arrangement usually includes license of the games and support and maintenance services after the commercial launch of the games, which include bug fixes, technical support via telephone and site visit, and unspecified upgrades on a when-and-if-available basis for certain period. The licensees pay non-refundable upfront fee for the license and support and maintenance services.

For the licensing arrangements, the vendor specific objective evidence ("VSOE") of fair value of the support and maintenance services, which is the last element to be delivered, has been established based on renewal prices. Therefore, under the residual method, the amount of consideration allocated to the license of games equals the total arrangement consideration less the fair value of the support and maintenance services, which is fully recognized as revenue from license of games upon the commercial launch of the games by the licensee. The arrangement consideration allocated to the support and maintenance services is recognized as revenue from support and maintenance services ratably over the service period, which is usually one year.

For the licensing arrangements entered prior to the establishment of the VSOE of fair value of the support and maintenance services, the entire licensing arrangement is accounted for as one accounting unit resulting in the upfront fee being recognized on a straight line basis over the support and maintenance services period beginning the commercial launch of the games by the licensee.

According to certain licensing arrangements, the Group is also entitled to ongoing usage-based royalties determined based on the amount charged to the players' accounts or services payable by players in a given country or region. The usage-based royalties are recognized when they are earned, provided that the collection is probable.

Allowance for credit losses

The allowance for credit losses related to accounts receivable is maintained at a level considered by management to be adequate to absorb an estimate of probable future losses existing at the balance sheet date. In estimating probable losses, the Company reviews accounts that are past due or in bankruptcy and accounts that may have higher credit risk using information available about the customer. The Company arrives at an estimated loss for specific doubtful accounts. This process is based on estimates, and ultimate losses may differ from those estimates. Receivable balance is written off when the Company determines that the balance is uncollectible. Subsequent recoveries, if any, are credited to the allowance when received. The Company considers an accounts receivable balance past due when payment has not been received within the stated terms. The charges related to allowance for credit losses for the years ended December 31, 2009, 2010 and 2011 were $266,252, $45,857 and $222,007, respectively. The accounts receivable relating to the doubtful debt provision for the year ended December 31, 2010 were written off in the same year.

The allowance for credit losses arising from end users in WVAS and mobile games services has been net off with account receivables in the monthly statements provided by the Mobile Operator. The Company has not experienced any significant credit losses related to the net receivables in monthly statements provided by Mobile Operator.

Operating leases

Leases where substantially all the rewards and risks of ownership of assets remain with the leasing company are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statements of operations on a straight-line basis over the lease period.

Government subsidies

The Company receives subsidies from the local government authorities as incentives for local area development and technology development, which amounted $nil, $337,663 and $319,319 for the years ended December 31, 2009, 2010 and 2011, respectively. The Company records the government subsidies, that are receivable as compensation for expenses or losses already incurred or for the purpose of giving immediate financial support to the Company with no future related costs, as income in the period in which such subsidies are receivable.

Foreign currency translation

The functional and reporting currency of KongZhong is US dollar. The functional currency of the Company's subsidiaries and VIEs in the PRC is Renminbi ("RMB").

Assets and liabilities are translated from each entity's functional currency to the reporting currency at the exchange rate on the balance sheet date. Equity amounts are translated at historical exchange rates, and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income in the consolidated statements of shareholders' equity and comprehensive income.

Monetary assets and liabilities denominated in currencies other than the applicable functional currencies are translated into the functional currencies at the prevailing rates of exchange at the balance sheet date. Nonmonetary assets and liabilities are remeasured into the applicable functional currencies at historical exchange rates. Transactions in currencies other than the applicable functional currencies during the year are converted into the functional currencies at the applicable rates of exchange prevailing at the transaction dates. Transaction gains and losses are recognized in the consolidated statements of operations.

Product development expenses

Product development expenses which consist primarily of the compensation and related costs for employees associated with the development and programming of mobile data content and internet games content are expensed as incurred.

Income taxes

Current income taxes are provided for in accordance with the laws of the relevant tax authorities.

Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the financial statements. Net operating loss carry forwards and credits are applied using enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more-likely-than-not that a portion of or all of the deferred tax assets will not be realized. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on their characteristics.

The impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes.

Comprehensive income

Comprehensive income includes net income and foreign currency translation adjustments. Comprehensive income is reported in the statements of shareholders' equity.

Advertising costs

The Company expenses advertising costs as incurred. Total advertising expenses were $385,583, $1,097,040 and $1,465,272 for the years ended December 31, 2009, 2010 and 2011, respectively, and have been included as part of selling and marketing expenses.

Share-based compensation

Share-based compensation with employees is measured based on the grant date fair value of the equity instrument. The Company recognizes the compensation costs net of a forfeiture rate on a straight-line basis over the requisite service period of the award, with the amount of compensation expenses recognized in any period not less than the portion of the grant date fair value of the options vested during that period, which is generally the vesting period of the award. The estimate of forfeitures will be adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from such estimates. Changes in estimated forfeitures will be recognized through a cumulative catch-up adjustment in the period of change.

Net income (loss) per share

Basic net income (loss) per share is computed by dividing net income (loss) by the weighted average number of ordinary shares outstanding during the year. Diluted net income (loss) per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares. The dilutive effect of the stock options, nonvested shares and warrant is computed using treasury stock method. The dilutive effect of the convertible senior notes is computed using as-if converted method.

Recently issued accounting standards

In May 2011, the FASB issued an authoritative pronouncement on fair value measurement. The guidance is the result of joint efforts by the FASB and International Accounting Standards Board to develop a single, converged fair value framework. The guidance is largely consistent with existing fair value measurement principles in US GAAP. The guidance expands the existing disclosure requirements for fair value measurements and makes other amendments, mainly including:

·	Highest-and-best-use and valuation-premise concepts for nonfinancial assets-the guidance indicates that the highest-and-best-use and valuation-premise concepts only apply to measuring the fair value of nonfinancial assets.
·	Application to financial assets and financial liabilities with offsetting positions in market risks or counterparty credit risk - the guidance permits an exception to fair value measurement principles for financial assets and financial liabilities (and derivatives) with offsetting positions in market risks or counterparty credit risk when several criteria are met. When the criteria are met, an entity can measure the fair value of the net risk position.
·	Premiums or discounts in fair value measure - the guidance states that "premiums or discounts that reflect size as a characteristic of the reporting entity's holding (specifically, a blockage factor that adjusts the quoted price of an asset or a liability because the market's normal daily trading volume is not sufficient to absorb the quantity held by the entity) rather than as a characteristic of the asset or liability (for example, a control premium when measuring the fair value of a controlling interest) are not permitted in a fair value measurement."
·	Fair value of an instrument classified in a reporting entity's shareholders' equity - the guidance prescribes a model for measuring the fair value of an instrument classified in shareholders' equity; this model is consistent with the guidance on measuring the fair value of liabilities.
·	Disclosures about fair value measurements - the guidance expands disclosure requirements, particularly for Level 3 inputs. Required disclosures include:

o	For fair value measurements categorized in level 3 of the fair value hierarchy: (1) a quantitative disclosure of the unobservable inputs and assumptions used in the measurement, (2) a description of the valuation process in place (e.g., how the entity decides its valuation policies and procedures, as well as changes in its analyses of fair value measurements, from period to period), and (3) a narrative description of the sensitivity of the fair value to changes in unobservable inputs and interrelationships between those inputs.
o	The level in the fair value hierarchy of items that are not measured at fair value in the statement of financial position but whose fair value must be disclosed.

The guidance is to be applied prospective and effective for interim and annual periods beginning after December 15, 2011, for public entities. Early application by public entities is not permitted. The Company will adopt this pronouncement effective January 1, 2012, which will not have a significant impact on its financial condition or results of operations.

In June 2011, the FASB issued an authoritative pronouncement to allow an entity the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. The guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in shareholders' equity. These amendments do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The guidance should be applied retrospectively. For public entities, the amendments are effective for fiscal years and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted. The Company will adopt this pronouncement effective January 1, 2012, which will not have a significant impact on its financial condition or results of operations.

In September 2011, the FASB has issued an authoritative pronouncement related to testing goodwill for impairment. The guidance is intended to simplify how entities, both public and nonpublic, test goodwill for impairment. The pronouncement permits an entity to first assess qualitative factors to determine whether it is "more likely than not" that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if an entity's financial statements for the most recent annual or interim period have not yet been issued or, for nonpublic entities, have not yet been made available for issuance. The Company will adopt this pronouncement effective January 1, 2012, which will not have a significant impact on its financial condition or results of operations.

In December 2011, the FASB issued an authoritative pronouncement related to Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update. This guidance allows the FASB to redeliberate whether to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented. While the FASB is considering the operational concerns about the presentation requirements for reclassification adjustments and the needs of financial statement users for additional information about reclassification adjustments, entities should continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect before the pronouncement issued in June 2011. The Company does not expect the adoption of this guidance will have a significant impact on its financial condition or results of operations.

In December 2011, the FASB has issued an authoritative pronouncement related to Disclosures about Offsetting Assets and Liabilities. The guidance requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. The Company will adopt this pronouncement effective January 1, 2013, and is in the process of evaluating the effect of adoption of this pronouncement on its consolidated financial statements.

ACQUISITIONS	12 Months Ended
Dec. 31, 2011
ACQUISITIONS
3.	ACQUISITIONS

(a)	Sigma

In February 2009, the Company acquired 100% equity interest of Sigma Interactive Inc. ("Sigma"), a company incorporated in the British Virgin Islands, for a total consideration of RMB7 million (approximately $1.02 million) in cash. Sigma is engaged in the business of developing technology solutions for mobile Internet, including the development of its on-device portal platform. Through this acquisition, the Company has strengthened its technical competence in the area of mobile device software development. This acquisition was recorded using the purchase method of accounting and, accordingly, the acquired assets and liabilities were recorded at fair value at the date of acquisition. The acquisition-related cost of $12,459 was recorded as general and administrative expenses as incurred in 2009. The revenues and net loss of Sigma in the amounts of $0 and $2,238 respectively were included in the Company's consolidated statement of the operation for the year ended December 31, 2009. The purchase price was allocated as follows:

Tangible assets acquired (including cash of $2,136)	$13,009
Acquired intangible assets:
Operating platforms	138,121
Liabilities assumed	-
Deferred tax liability	-
Goodwill	873,070
Total	$1,024,200

The goodwill arising from the acquisition of Sigma was allocated to and included in the WVAS segment as of December 31, 2010 and 2011.

(b)	Shanghai Mailifang

In March 2009, the Company acquired 100% equity interest of Shanghai Mailifang. Shanghai Mailifang is engaged in the business of developing and publishing mobile games in Mainland China. This acquisition has strengthened the Company's technical competence in mobile games development and broadened the Company's distribution channels for mobile games in Mainland China. The purchase price of RMB5,047,696 (equivalent to $738,864) was fully paid in cash during the second quarter of 2009. This acquisition was recorded using the purchase method of accounting and, accordingly, the acquired assets and liabilities were recorded at fair value at the date of acquisition. The revenues and net income of Shanghai Mailifang in the amounts of $1,687,898 and $166,395 respectively were included in the Company's consolidated statement of operations for the year ended December 31, 2009. The purchase price was allocated as follows:

Tangible assets acquired (including cash of $268,014)	$333,236
Acquired intangible assets:
Product technologies	27,480
Agreements with Mobile Operator	703
Licenses of service providers	10,759
Liabilities assumed	(33,501)
Deferred tax liability	(9,736)
Goodwill	409,923
Total	$738,864

The goodwill arising from the acquisition of Shanghai Mailifang was allocated to and included in the mobile games segment as of December 31, 2010 and 2011.

(c)	Simlife and Xiamen Simlife

In June 2009, the Company acquired 100% equity interest in Simlife, a company incorporated in the Cayman Islands which provides consulting and technology services through its wholly owned subsidiary, Simlife Beijing. Simlife Beijing entered into a series of contractual arrangements with Xiamen Simlife, pursuant to which, Xiamen Simlife became the Company's variable interest entity. Xiamen Simlife is engaged in development of mobile games, in particular, high-quality 3D mobile games. Xiamen Simlife's development capabilities, including its self-developed 3D mobile games engine, have helped consolidate and extend the Company's leadership in the Chinese mobile games market.

The aggregate acquisition consideration consisted of (i) an initial consideration of $3 million in cash, which was paid in June 2009; and (ii) a contingent consideration of $1,250,000 in cash and 6,000,000 ordinary shares of KongZhong (equivalent to 150,000 American Depositary Shares ("ADSs")) subject to the completion of a commercial version of certain games on or prior to December 31, 2009. The fair value of the contingent consideration was determined to be $2,488,981 as of the acquisition date based on an assessment of the achievement of the development goal, of which, $1,163,064 of the fair value of the contingent consideration in cash was recorded as a liability and $1,325,917 of the fair value of the contingent consideration in ordinary shares, based on the closing market price of the Company's ADSs at the acquisition date, was recorded in equity in the consolidated balance sheet. This acquisition was recorded using the purchase method of accounting and, accordingly, the acquired assets and liabilities were recorded at fair value at the date of acquisition. The acquisition-related cost of $17,602 was recorded as general and administrative expenses as incurred in 2009. The revenues and net income of Xiamen Simlife in the amounts of $889,278 and $225,609 respectively were included in the Company's consolidated statement of the operations for the year ended December 31, 2009. The purchase price was allocated as follows:

Total consideration estimated at acquisition date:

Cash paid	$3,000,000
Fair value of contingent consideration:
Cash consideration	1,163,064
Equity consideration	1,325,917
Total	$5,488,981
Tangible assets acquired (including cash of $59,640)	$274,630
Acquired intangible assets:
Product technologies	$1,343,284
Licenses of service providers	11,706
Agreements with Mobile Operator	333,626
Liabilities assumed	(307,072)
Deferred tax liability	(422,302)
Goodwill	4,255,109
Total	$5,488,981

The goodwill arising from the acquisition of Simlife and Xiamen Simlife was allocated to and included in the mobile games segment as of December 31, 2010 and 2011. The contingent consideration in cash and ordinary shares was fully settled in 2010.

(d)	Nanjing Zhulang and Success Blueprint

In October 2009, the Company acquired 100% equity interest of Nanjing Zhulang, an online Chinese-language novel company, and Success Blueprint, its affiliated entity, for an aggregate consideration of $2.34 million in cash and 1,000,000 ordinary shares of KongZhong (equivalent to 25,000 ADSs), which was fully paid in 2009. Nanjing Zhulang is engaged in operating an internet literature site. Success Blueprint, a company incorporated in the British Virgin Islands, is engaged in the management of overseas Chinese novel copyright. The acquisition of Nanjing Zhulang and Success Blueprint has supported the development of the Company's mobile novel services. This acquisition was recorded using the purchase method of accounting and, accordingly, the acquired assets and liabilities were recorded at their fair market value at the date of acquisition. The acquisition-related cost of $50,349 was recorded as general and administrative expenses as incurred in 2009. The revenues and net loss of Nanjing Zhulang and Success Blueprint in the amounts of $270,776 and $61,837 respectively were included in the Company's consolidated statement of operations for the year ended December 31, 2009. The purchase price was allocated as follows:

Total purchase consideration at acquisition date:

Cash paid	2,343,081
Fair value of ordinary shares issued (determined based on the closing market price of the Company's ADSs at the acquisition date)	373,001
Total	$2,716,082
Tangible assets acquired (including cash of $89,425)	$312,359
Acquired intangible assets:
Trademarks	260,361
Self-developed content	305,316
Agreements with Mobile Operator	193,586
Contracts with content providers	102,065
Subscriber list	14,204
Liabilities assumed	(95,458)
Deferred tax liability	(153,793)
Goodwill	1,777,442
Total	$2,716,082

The goodwill arising from the acquisition of Nanjing Zhulang was allocated to and included in the WVAS segment as of December 31, 2010 and 2011.

(e)	Dacheng Holdings and Shanghai Dacheng

In January 2010, the Company obtained the control over Dacheng Holdings and Shanghai Dacheng (collectively, "Dacheng"), a developer of three-dimensional massively multi-player online role-playing games, through a series of contractual arrangements between KongZhong China and Dacheng and its shareholders. On January 14, 2010, $24.1 million was paid to the selling shareholders of Dacheng, of which $9.6 million was paid in cash and $14.5 million was settled in 42.8 million ordinary shares of KongZhong (equivalent to 1.1 million ADSs) based upon the average closing price of the Company's ADSs over a 30-day period prior to December 15, 2009. The total consideration for the acquisition of Dacheng will be no greater than $80 million and determined based on Dacheng's net profit after tax as calculated under US GAAP ("NPAT") for the year of 2010. If Dacheng's NPAT for 2010 equals or exceeds $6.5 million, a multiple of 8 will be applied to Dacheng's NPAT for 2010 to arrive at the total consideration. If Dacheng's NPAT for 2010 is less than $6.5 million, then a multiple of 5 will be applied to Dacheng's NPAT for 2010 to arrive at the total consideration. The additional contingent consideration was classified as a liability and subsequently re-measured at fair value with the change in fair value recorded in earnings. This acquisition was recorded using the purchase method of accounting and, accordingly, the acquired assets and liabilities were recorded at fair value at the date of acquisition. The acquisition-related cost of $221,443 was recorded as general and administrative expenses as incurred in 2010. The revenues and net income of Dacheng in the amounts of $15,313,630 and $7,975,728 respectively were included in the Company's consolidated statement of the operations for the year ended December 31, 2010.

Total consideration estimated at acquisition date:

Cash paid	$9,577,600
Fair value of ordinary shares issued (determined based on the market closing price of the Company's ADSs at the acquisition date)	14,545,600
Fair value of contingent consideration	51,049,269
Total	$75,172,469

The purchase price was allocated based on the estimated total consideration at the acquisition date as follows:

Tangible assets acquired (including cash of $2,127,781)	$4,258,638
Acquired intangible assets
Core technologies	2,963,104
Product technologies	9,740,307
Liabilities assumed	(4,810,101)
Deferred tax liability	(529,317)
Goodwill	63,549,838
Total	$75,172,469

The goodwill arising from the acquisition of Dacheng was allocated to and included in the internet games segment as of December 31, 2010 and 2011.

As of December 31, 2010, the contingent consideration payable was measured at the fair value of $40.2 million and a gain arising from the change in fair value of $10.9 million was recorded in the consolidated statement of operations in 2010.The contingency was finally resolved in March 2011 and the consideration payable was settled in the form of $14.6 million in cash and 123.5 million ordinary shares. A loss arising from the change in fair value of $3.7 million was recorded in the consolidated statement of operations in 2011.

(f)	Shenzhen Zhida

In February 2010, Beijing WINT acquired 100% equity interest of Shenzhen Zhida, a technology developer for mobile device software platform, for a cash consideration of RMB8 million (equivalent to $1.2 million). This acquisition was recorded using the purchase method of accounting and, accordingly, the acquired assets and liabilities were recorded at fair value at the date of acquisition. The acquisition-related cost was $nil. The revenues and net loss of Shenzhen Zhida in the amounts of $76,101 and $76,332 respectively were included in the Company's consolidated statement of the operations for the year ended December 31, 2010. The purchase price was allocated as follows:

Tangible assets acquired (including cash of $18,011)	$21,939
Acquired intangible assets:
Employment contract	351,540
Product technologies	66,866
Liabilities assumed	-
Deferred tax liability	(104,602)
Goodwill	836,058
Total	$1,171,801

The goodwill arising from the acquisition of Shenzhen Zhida was allocated to and included in the WVAS segment as of December 31, 2010 and 2011.

Fair value of acquired assets and contingent consideration

The Company measured the fair value of the purchased intangible assets using the "cost," "income approach-excess earnings" and "with & without" valuation method. The Company measured the fair value of the contingent consideration considering, among other factors, forecasted financial performance of the acquired business, market performance, and the market potential of the acquired business in China. These purchased intangible assets and contingent consideration are considered Level 3 assets and liabilities because the Company used unobservable inputs, reflecting the Company's assessment of the assumptions market participants would use in valuing these assets and liabilities.

Pro forma

The following summarized unaudited pro forma results of operations for the year ended December 31, 2009 and 2010 assuming that all significant acquisitions during the two-year period ended December 31, 2010 occurred as of January 1, 2009 and all significant acquisitions during the year ended December 31, 2010 occurred as of January 1, 2010, respectively. These pro forma results have been prepared for comparative purposes only and do not purport to be indicative of the results of operations which actually would have resulted had the significant acquisitions occurred as of January 1, 2009 and 2010, nor is it indicative of future operating results.

	For the years ended December 31,
	2009	2010
	(unaudited)	(unaudited)

Revenues	$136,948,781	$150,489,013
Net income	$8,740,088	$11,982,358
Income per share - basic	$0.01	$0.01
Income per share - diluted	$0.01	$0.01

HELD-TO-MATURITY SECURITIES	12 Months Ended
Dec. 31, 2011
HELD-TO-MATURITY SECURITIES
4.	HELD-TO-MATURITY SECURITIES
The balance represents the Company's investments in debt securities provided by the banks with original maturities within one year.

TRADING SECURITIES	12 Months Ended
Dec. 31, 2011
TRADING SECURITIES
5.	TRADING SECURITIES

The Company from time to time invests in publicly traded equity and debt securities in China's stock market, and accounts such investments as trading securities. The Company recognized gain related to trading securities of $206,945, $883,285 and $85,561 in the statements of operations for the years ended December 31, 2009, 2010 and 2011, respectively. The fair value of trading securities is determined based on the quoted market price of the securities which is a Level 1 fair value measurement. The Company held trading securities in amounts of $20,276 and $7,754,630 as of December 31, 2010 and 2011, respectively.

LOANS TO THIRD PARTY	12 Months Ended
Dec. 31, 2011
LOANS TO THIRD PARTY
6.	LOANS TO THIRD PARTY

The Company entered into three loan agreements with Chengdu Jinhua Tianchuang Investment Co., Ltd ("Chengdu Jinhua"), a third party, and China Mingsheng Banking Co., Ltd. whereby the Company loaned RMB99 million, RMB25.8 million and RMB15 million (a total of RMB139.8 million or US$22.2 million) to Chengdu Jinhua for one year commencing January 24, January 24 and February 18, 2011, respectively, at an interest rate of 6.39% per annum. For the year ended December 31, 2011, the Company recorded interest income of US$1,193,226. The terms of the loans were subsequently extended to March 31, 2012 at an interest rate of 7.93% per annum for the extended period. These loans were fully settled at the end of March 2012.

PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2011
PREPAID EXPENSES AND OTHER CURRENT ASSETS
7.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	As of December 31,
	2010	2011

Prepayment to service providers	3,733,037	2,064,174
Staff advances	495,677	665,587
Rental and other deposits	1,084,706	1,143,509
Interest receivables	632,176	267,947
Other current assets	33,472	4,808
	$5,979,068	$4,146,025

PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2011
PROPERTY AND EQUIPMENT, NET
8.	PROPERTY AND EQUIPMENT, NET

Property and equipment, net consists of the following:

	As of December 31,
	2010	2011

Computer and transmission equipment	$8,211,532	$10,246,858
Furniture and office equipment	747,805	812,019
Motor vehicles	664,968	747,186
Leasehold improvements	2,210,221	2,327,099
Communication equipment	335,594	348,602
Office building	649,867	683,077
	12,819,987	15,164,841
Less: accumulated depreciation	(9,081,389)	(11,544,562)
	$3,738,598	$3,620,279

Depreciation expenses for the years ended December 31, 2009, 2010 and 2011 are $1,809,788, $2,170,855 and $2,165,883 respectively.

ACQUIRED INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2011
ACQUIRED INTANGIBLE ASSETS, NET
9.	ACQUIRED INTANGIBLE ASSETS, NET

Acquired intangible assets, net consist of the following:

	December 31, 2010					December 31, 2011
	Gross	Accumulated			Net	Gross	Accumulated			Net
	carrying	amortization	Exchange		carrying	carrying	amortization	Exchange		carrying	Amortization
	amount	difference	difference	Impairment	amount	amount	difference	difference	Impairment	amount	period

Intangible assets not subject to amortization
Trademarks with indefinite life	$260,387	-	$8,076	-	$268,463	$268,463	-	$13,719	-	$282,182	N/A

Intangible assets subject to amortization
Agreements with Mobile Operator	$2,962,358	$(2,759,297)	$9,653	-	$212,714	$3,113,746	$(3,070,271)	$6,782	-	$50,257	3 years
Operating platforms	235,848	(152,044)	3,272	-	87,076	247,901	(191,348)	3,816	(3,927)	56,442	5 years
Licenses of service providers	54,296	(49,867)	-	-	4,429	57,071	(57,201)	130	-	-	3 years
Contracts with content providers	114,893	(70,396)	2,054	-	46,551	120,999	(122,678)	1,679	-	-	1 year
Non-compete agreement	369,627	(369,627)	-	-	-	388,516	(388,516)	-	-	-	2 years
Self-developed contents	360,657	(407,146)	46,516	-	27	379,089	(379,089)	-	-	-	2 years
Product technologies	10,500,573	(4,002,200)	201,643	(5,730,579)	969,437	4,966,102	(4,497,238)	39,769	-	508,633	3 years
Contracts with service providers	5,436	(5,436)	-	-	-	5,713	(5,713)	-	-	-	1 year
Subscriber list	15,898	(15,900)	2	-	-	16,710	(16,710)	-	-	-	1 year
Trademarks	35,081	(35,081)	-	-	-	36,874	(36,874)	-	-	-	1 year
Core technologies	4,432,801	(1,911,694)	91,232	-	2,612,339	4,667,587	(3,459,527)	104,770	-	1,312,830	3 years
Employment contract	362,379	(119,867)	9,140	-	251,652	380,898	(253,799)	10,448	-	137,547	3 years
Total	$19,710,234	$(9,898,555)	$371,588	$(5,730,579)	$4,452,688	$14,649,669	$(12,478,964)	$181,113	$(3,927)	$2,347,891

The weighted average amortization period of the intangible assets subject to amortization was 3 and 3 years as of December 31, 2010 and 2011, respectively.

For purposes of recognition and measurement of an impairment loss, each intangible asset is considered the lowest level asset group that generates identifiable independent cash flows. Because the carrying amount of the product technology relating to certain games and mobile platform exceeded the sum of undiscounted future cash flows expected to generate from the use and eventual disposition of such technology, the Company recognized an impairment loss of $5,730,579 in 2010, based on the fair value of the product technology. The impaired product technology was included in the internet games segment. The fair value of the product technology was measured using the excess earnings approach and the key assumptions included estimated life of the game, discount rate and income tax rate.

The Company recorded amortization expenses of $1,131,387, $5,520,188, and $2,277,566 for the years ended December 31, 2009, 2010, and 2011, respectively. The amortization expenses for the years ending December 31, 2012, 2013, 2014 and 2015 and thereafter are expected to be $1,968,170, $97,539, $0 and $0.

LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2011
LONG-TERM INVESTMENTS
10.	LONG-TERM INVESTMENTS

In January 2008, the Company acquired 9.87% equity interest of HiU! Media, a company providing residential community advertising network and marketing solutions in China, for $1.5 million of cash. As the Company had no significant influence over HiU! Media, this investment was accounted for using the cost method.

Since the completion of this investment, HiU! Media has been in a continuous loss-making position and has failed to create the type of profit-generating business that was contemplated at the time of the Company's investment. As a result, the Company recorded a full impairment loss in the year ended December 31, 2009 since it does not expect any positive cash flows from the investment in HiU! Media in the future and has no intention to hold this investment for recovery.

In July 2008, the Company acquired 19.9% equity interest in Xin Chuang Hang Yuan Technology Co. Ltd. ("XCHY"), a company providing discount e-coupons on mobile phones and Internet in China, for $1,464,118 of cash. As the Company had no significant influence on XCHY, this investment was accounted for using the cost method.

Since the completion of this investment, XCHY has been in a continuous loss-making position and the Company was unable to create any value-generating synergies with XCHY for its wireless internet services as expected at the time of the Company's investment. As a result, the Company recorded a full impairment loss in the year ended December 31, 2010 since it does not expect any positive cash flows from the investment in XCHY in the future and has no intention to hold this investment for recovery.

GOODWILL	12 Months Ended
Dec. 31, 2011
GOODWILL
11.	GOODWILL

The change in the carrying amounts of goodwill by reporting unit is as follows:

	2010				2011
		Mobile	Internet			Mobile	Internet
	WVAS	games	games	Total	WVAS	games	games	Total

Gross amount:
Beginning balance	$39,771,385	$4,894,172	-	$44,665,557	$41,807,165	$5,032,559	65,511,270	$112,350,994
Goodwill recognized in acquisition	836,058	-	63,549,838	64,385,896	-	-	-	-
Exchange differences	1,199,722	138,387	1,961,432	3,299,541	2,116,019	235,104	3,319,991	5,671,114
Ending balance	41,807,165	5,032,559	65,511,270	112,350,994	43,923,184	5,267,663	68,831,261	118,022,108
Accumulated impairment loss:
Beginning balance	(21,623,279)	-	-	(21,623,279)	(21,623,279)	-	(3,022,040)	(24,645,319)
Charge for the year	-	-	(2,998,317)	(2,998,317)	(20,255,242)	-	-	(20,255,242)
Exchange differences	-	-	(23,723)	(23,723)	-	-	(154,438)	(154,438)
Ending balance	(21,623,279)	-	(3,022,040)	(24,645,319)	(41,878,521)	-	(3,176,478)	(45,054,999)
Goodwill, net	$20,183,886	$5,032,559	$62,489,230	$87,705,675	$2,044,663	$5,267,663	$65,654,783	$72,967,109

The Company performs impairment test on goodwill at least annually at December 31.

As of December 31, 2010, the fair value of reporting units were estimated using a combination of income-based and market-based valuation methodologies. Under the income approach, forecasted cash flow of a reporting unit is discounted to a present value using a discount rate commensurate with the risks of those cash flows. The discounted cash flows for each reporting unit were based on discrete financial forecasts developed by management. Cash flows beyond the forecasted period and discrete forecast were estimated using a terminal value calculation, which incorporated historical and forecasted financial trends for each reporting unit and considered long-term earnings growth rates for publicly traded peer companies. Specifically, the income approach valuations included cash flow discount rates of 20.5%, 21% and 21.5%, and terminal value growth rates of 3%, 3% and 3% for WVAS, mobile games and internet games reporting units, respectively. Under the market approach, the fair value of a reporting unit is estimated based on the revenues and earnings multiples of a group of comparable public companies. Since internet game reporting unit had not met the revenue and earnings growth forecast, internet game reporting unit failed in the first step of the impairment test and recorded an impairment loss of $2,998,317 based on the result of the second step of the impairment test.

During 2011, the Company determined that due to the significant decline in its stock price for a sustained period, there was an impairment indicator related to goodwill, and hence, the Company performed an impairment test on goodwill as of September 30, 2011. The Company estimated the fair values of the reporting units using the income approach valuation methodology. The market-based valuation methodology is not considered as appropriate because of volatility of the general market condition as well as the significant fluctuations in the multiples of the comparable companies. The income approach valuations included cash flow discount rates of 22.0%, 22.5% and 25.0%, and terminal value growth rates of 3%, 3% and 3% for WVAS, mobile games and internet games reporting units, respectively. Based on the performance and forecast of the WVAS reporting unit, WVAS reporting unit failed in the first step of the impairment test and the Company determined that there is an impairment loss of $20,255,242 relating to the unit as of September 30, 2011 based on result of the second step of the impairment test. For the purpose of its annual goodwill impairment test, the Company performed another test as of December 31, 2011 using the same valuation methodology and assumptions on relevant discount rates and growth rates described above and concluded that no further impairment loss needs to be recognized as of December 31, 2011.

During the year ended December 31, 2009, 2010 and 2011, the Company recognized goodwill impairment losses of $nil, $2,998,317 and $20,255,242, respectively.

ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2011
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
12.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	As of December 31,
	2010	2011

Accrued welfare benefits	$573,500	$507,458
Accrued payroll	560,838	981,537
Advance from customers	1,253,312	1,252,647
Accrued service fees	2,929,965	2,983,743
Other tax payables	2,375,812	3,138,414
Acquisition consideration payable (i)	40,155,908	-
Others	235,522	625,995
	$48,084,857	$9,489,794

(i)	The balance of acquisition contingent consideration payable as of December 31, 2010 represented the contingent consideration in relation to the acquisition of Dacheng (see note 3(e)). The contingency was resolved and the consideration was settled in 2011.

INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES
13.	INCOME TAXES

KongZhong and Dacheng Holdings are companies incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, they are not subject to tax on either income or capital gain.

Success Blueprint is a company incorporated in the British Virgin Islands. Under the current laws of the British Virgin Islands, it is not subject to tax on either income or capital gain.

Under the current Hong Kong Inland Revenue Ordinance, Dacheng Hong Kong is subject to 16.5% income tax on its taxable income generated from operations in Hong Kong.

The Company's subsidiaries, VIEs and VIEs' subsidiaries established in the PRC are subject to income tax rate of 25%, except for the following, according to the PRC Enterprise Income Tax (the "New EIT Law"), which became effective from January 1, 2008 and adopted a unified income tax rate of 25% for most enterprises.

In 2008, KongZhong Beijing, Beijing AirInbox, Beijing Xinrui and Tianjin Mammoth obtained the "high and new technology enterprise" ("HNTE") status under the New EIT Law. In 2009, KongZhong China, Beijing Chengxitong and Beijing WINT also obtained the HNTE status under the new rules. Moreover, KongZhong China, Beijing WINT, Beijing Chengxitong and Beijing Xinrui enjoyed 50% tax relief in 2009. The HNTE status allows qualifying China-based enterprises to use a 15% tax rate for three years. At the conclusion of the three year period, the qualifying enterprises have the option to renew for additional three years through a simplified application process if their operations continue to qualify for HNTE status. KongZhong Beijing, Beijing AirInbox, Beijing Xinrui and Tianjin Mammoth renewed their HNTE status in 2011 for additional three years. After the first six years, enterprises will go through a new application process in order to renew their HNTE status. The Company believes it is highly likely that its qualifying entities will continue to obtain the renewal of the HNTE status in the future and has assumed so in calculating deferred tax assets and liabilities. If these qualifying entities failed to obtain such renewal, there would not be any significant impact on deferred tax balances as of December 31, 2011.

Xiamen Simlife and Shanghai Dacheng qualified for software enterprise for tax purposes. They were entitled to an exemption from income tax for two years commencing from the first year that presents accumulated earnings under the PRC tax law and entitled to a 50% relief from income tax for the following three years. The preferential tax treatment of Xiamen Simlife started in 2010 and Shanghai Dacheng started in 2011.

The principal components of the deferred income tax assets and liabilities are as follows:

	As of December 31,
	2010	2011

Current deferred tax assets
Accrued expenses	$284,491	$335,946
Less: valuation allowance	(284,491)	(335,946)
Current deferred tax assets, net	$-	$-

Non-current deferred tax assets
Net operating loss carry forwards	107,033	78,740
Less: valuation allowance	(107,033)	(78,740)
Non-current deferred tax assets, net	$-	$-

Deferred tax liabilities
Amortization of intangible assets	$477,457	$271,622

The Company operates through multiple subsidiaries and VIEs and the valuation allowance is considered on each individual entity basis. A full valuation allowance has been established because the Company believes that either it is more likely than not that its deferred tax assets will not be realized as it does not expect to generate sufficient taxable income in the future, or the amount involved is not significant. The tax losses carried forward as of December 31, 2011 amounted to $314,960 and will expire by 2016.

The income taxes expense consists of:

	For the years ended December 31,
	2009	2010	2011

Current	$4,867,900	$4,578,091	$3,326,277
Deferred	(169,786)	(628,088)	(188,439)
Total	$4,698,114	$3,950,003	$3,137,838

A reconciliation between the statutory PRC enterprise income tax rate and the Company's effective tax rate is as follows:

	For the years ended December 31,
	2009	2010	2011

Applicable rate for reconciliation purpose (note)	25%	25%	(25)%
Effect of tax holiday granted to PRC entities	(24.1)%	(26.7)%	(50.7)%
Effect on tax rates in different tax jurisdiction	-	(5.8)%	(23.7)%
Tax effect of expenses that are not deductible in determining taxable profit	25.8%	37.7%	29.4%
Change in valuation allowance	0.5%	(5.3)%	0.5%
Effective tax rate for the year	27.2%	24.9%	(69.5)%

Note:	The domestic tax rate in the jurisdiction where the operation of the Company is substantially based is used. On January 1, 2008, the new PRC enterprise income tax law took effect and has applied a uniform statutory tax rate of 25% to domestic enterprises and foreign-invested enterprises.

If the tax holidays granted to the relevant subsidiaries and VIEs were not available, the impact on income tax provision and earnings per share amounts would be as follows:

	For the years ended December 31,
	2009	2010	2011

Increase in income tax expense	$4,164,840	$4,235,642	$2,290,131
Impact on net income (loss) per ordinary share-basic	$0.00	$0.00	$0.00
Impact on net income (loss) per ordinary share-diluted	$0.00	$0.00	$0.00

The Company did not identify any significant unrecognized tax benefits or incur any interest or penalties related to potential underpaid income tax expenses for each of the three years ended December 31, 2011. The Company does not expect to have a significant increase or decrease on unrecognized tax benefits within 12 months from December 31, 2011.

Under New EIT Law, a "resident enterprise" which may include an enterprise established outside of the PRC with management located in the PRC, will be subject to the PRC income tax. If the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC should be deemed a resident enterprise, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income tax at a rate of 25%.

Aggregate undistributed earnings of the Company's VIEs and its VIEs' subsidiaries located in the PRC that are available for distribution to the Company of approximately $119,199,035 at December 31, 2011 are considered to be indefinitely reinvested and accordingly, no provision has been made for the Chinese dividend withholding taxes that would be payable upon the distribution of those amounts to the Company. The Chinese tax authorities have also clarified that distribution made out of pre January 1, 2008 retained earnings will not be subject to the withholding tax.

Under applicable accounting principles, a deferred tax liability should be recorded for taxable temporary differences attributable to the excess of financial reporting over tax basis, including those differences attributable to a more than 50% interest in a domestic subsidiary. However, recognition is not required in situations where the tax law provides a means by which the reported amount of that investment can be recovered tax-free and the enterprise expects that it will ultimately use that means. The Company has not recorded any such deferred tax liability attributable to the undistributed earnings of its financial interest in VIE affiliates because the Company believes such excess earnings can be distributed in a manner that would not be subject to tax.

CONVERTIBLE SENIOR NOTE	12 Months Ended
Dec. 31, 2011
CONVERTIBLE SENIOR NOTE
14.	CONVERTIBLE SENIOR NOTE

On March 18, 2009, the Company issued a convertible senior note to Nokia Growth Partners ("NGP"), which is due in 2014. This note in an aggregate principal amount of $6,775,400 is convertible to ordinary shares of the Company at the conversion price of $0.08915 per share. The conversion price is adjustable subject to standard anti-dilution provision i.e. stock splits, subdivisions, reclassifications or combinations, etc. The initial interest rate was 8% per annum for the period commencing and including March 18, 2009 and ending and including December 31, 2009, compounded annually on the outstanding portion of the principal amount and any accrued and unpaid interest that is overdue. The applicable interest rate was changed from 8% to 7% in 2010 according to certain earning/debt ratio. For the fiscal year commencing January 1, 2011 and each fiscal year thereafter, the applicable interest rate will be adjustable in a range of 6% to 8% according to certain earning/debt ratio. The interest was payable on July 15, 2009 and semi-annually on January 15 and July 15 afterwards. The Company was also entitled to a purchased call option to redeem the convertible senior note plus any accrued but unpaid interest following the third anniversary of the closing date. Furthermore, a share purchase warrant was issued to NGP to purchase 80,000,000 ordinary shares of KongZhong with a purchase price of $0.125 per share, which is to be expired in five years after the issuance.

The conversion feature, interest rate reset feature and prepayment feature embedded in the convertible senior note are derivatives but not subject to bifurcation in accordance with the guidance of accounting for derivative instruments. The warrant issued with the convertible senior note was detachable and classified as equity. The total proceeds were allocated between the convertible senior note and the warrant based on their relative fair values. The amount of $677,332 allocated to the warrant was recorded as equity. A beneficial conversion feature of $3,667,931 was resulted as the effective conversion price was lower than the fair value of the ordinary shares on the closing date of March 18, 2009, which was recognized as additional paid in capital with a corresponding increase in debt discount. The debt discount totaling $4,345,263 was amortized into interest expense over the term of convertible senior note using the effective interest rate method. During 2009, 2010 and 2011, the amortized discount of $299,813, $585,627 and $294,543 were recorded as part of the interest expense respectively.

On February 25, 2011, the Company prepaid 70% of the aggregate principal amount of the convertible senior note for US$9,310,000 in cash, plus any accrued but unpaid interest. The prepaid portion of the convertible senior note has rights to be converted into 1,330,000 ADSs, equivalent to 53,200,000 ordinary shares.

The carrying amount of the convertible senior note was as follows:

	As of December 31,
	2010	2011

Principal	6,775,400	2,032,620
Debt discount	(4,345,263)	(1,303,579)
Accumulated amortization of debt discount	885,440	471,852
Accrued interest	237,139	71,726
Carrying amount	3,552,716	1,272,619

Interest expense on the convertible senior note has been recorded at the effective rate of 31.85% after prepayment comparing to previous effective tax rate of 37.01%. Interest expense recognized related to the convertible senior note was as follows:

	For the years ended December 31,
	2009	2010	2011

Interest expense at coupon rate	426,097	474,278	193,220
Amortization of debt discount	299,813	585,627	294,543
Total interest expense recognized	725,910	1,059,905	487,763

SHAREHOLDER'S EQUITY	12 Months Ended
Dec. 31, 2011
SHAREHOLDER'S EQUITY
15.	SHAREHOLDER'S EQUITY

The Company's 2002 employee equity incentive plan ("2002 Plan") allows the Company to offer a variety of incentive awards to employees, consultants or external service advisors of the Company. Options to purchase 105,000,000 ordinary shares are authorized under the 2002 Plan. In 2005, the shareholders authorized additional 32,000,000 options under the 2002 Plan. Under the terms of the 2002 Plan, options are generally granted at prices equal to the fair market value of the Company's shares listed on the Nasdaq National Market. The majority of the options will vest over four years where 25% of the options will vest at the end of the first year, 6.25% will vest quarterly in the second year through the fourth year. The stock options expire 10 years from the date of grant.

As of December 31, 2011, options to purchase 50,685,617 shares of ordinary shares were outstanding, and options to purchase 12,989,343 ordinary shares were available for future grant.

The Company's 2006 Equity Incentive Plan ("2006 Plan") allows the Company to offer a variety of incentive awards to employees, consultants or advisors of the Company. 40,000,000 nonvested ordinary shares are authorized under the 2006 Plan. In December 2008, the shareholders authorized additional 140,000,000 nonvested ordinary shares under the 2006 Plan.

For the nonvested shares granted in 2010, the fair market value of the grant date was used to determine the cost of the nonvested shares. As of December 31, 2011, 56,475,000 shares were outstanding and 1,857,500 shares were available for future grant. The majority of nonvested shares will vest over four years where 25% of the nonvested shares will vest at the end of the first year, and 6.25% will vest quarterly from the second year through the fourth year.

The Company recognizes the compensation costs net of estimated forfeitures on a straight-line basis over the requisite service period of the award, which is generally the vesting period. The estimate of forfeitures will be adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from such estimates. Changes in estimated forfeitures will be recognized through a cumulative catch-up adjustment in the period of change and will also impact the amount of share-based compensation expense to be recognized in future periods.

Stock options

A summary of the stock option activities is as follows:

	Outstanding options
		Weighted	Weighted average
	Number of	average	grant-date
	Options	exercise price	fair value

Options outstanding at January 1, 2009	59,534,640	$0.06	$0.06
Granted	13,240,000	$0.12	$0.15
Forfeited	(11,264,600)	$0.07	$0.07
Exercised	(13,398,120)	$0.04	$0.04

Options outstanding at December 31, 2009	48,111,920	$0.08	$0.09
Granted	6,800,000	$0.15	$0.06
Forfeited	(6,926,580)	$0.08	$0.04
Exercised	(5,498,560)	$0.06	$0.04

Options outstanding at December 31, 2010	42,486,780	$0.07	$0.05
Granted	19,800,000	$0.10	$0.10
Forfeited	(5,034,283)	$0.09	$0.05
Exercised	(6,566,880)	$0.05	$0.03

Options outstanding at December 31, 2011	50,685,617	$0.10	$0.07

The fair value of each option granted was estimated on the date of grant using the Black-Scholes option pricing model with the following weighted average assumptions for each applicable period.

Option grants	2009	2010	2011

Weighted average risk-free interest rate	1.21%	1.21%	0.46%
Weighted average expected option life	2.75 years	2.75 years	2.75 years
Weighted average volatility rate	50%	62%	62%
Weighted average dividend yield	-	-	-

(1)	Risk-free interest rate

Risk-free interest rate was estimated based on the yield to maturity of treasury bonds of the United States with a maturity period close to the expected life of the options.

(2)	Expected life

The expected life was estimated based on historical and other economic data trended into the future.

(3)	Volatility

The volatility of the underlying ordinary shares during the life of the options was estimated based on the historical stock price volatility of KongZhong over a period comparable to the expected life of the options.

(4)	Dividend yield

The dividend yield was estimated by the Company based on its expected dividend policy over the expected life of the options.

(5)	Exercise price

The exercise price of the options was determined by the Board of Directors.

(6)	Fair value of underlying ordinary shares

The closing market price of the ADSs of KongZhong as of the grant date was used to determine the fair value of the ordinary shares on that date.

The weighted average per share fair value of options granted in each year was as follows:

	For the years ended December 31,
	2009	2010	2011

Stock options	$0.07	$0.06	$0.10

The total intrinsic value of options exercised during the year ended December 31, 2009, 2010 and 2011 was $3,653,699, $617,438 and $377,622 respectively.

The following table summarizes information with respect to stock options outstanding at December 31, 2011:

	Options outstanding				Options exercisable
		Weighted	Weighted			Weighted	Weighted
		average	average	Aggregate		average	average	Aggregate
	Number	exercise	remaining	intrinsic	Number	exercise	remaining	intrinsic
	outstanding	price	contractual life	value	exercisable	price	contractual life	value

Average exercise price
$0.00	1,560,000			$157,560	1,560,000			$157,560
$0.01	50,040			4,679	50,040			4,679
$0.07	13,797,537			458,768	9,696,347			322,404
$0.09	2,000,000			32,500	1,250,000			20,313
$0.10	17,800,000			151,300	-			-
$0.12	2,000,000			-	-			-
$0.13	7,518,040			-	4,598,040			-
$0.15	5,960,000			-	2,235,000			-
Total	50,685,617	$0.10	8.08 years	$804,807	19,389,427	$0.10	6.68 years	$504,956

The number of the options expected to vest was 31,296,190 with a weighted-average exercise price of $0.10 and the weighted-average remaining contractual term of 8.95 years. The aggregate intrinsic value of the option expected to vest was $299,851 as of December 31, 2011.

Nonvested shares

A summary of the nonvested share activities is as follows:

	Number of	Weight average
	nonvested	grant-date
	shares outstanding	fair value

Nonvested shares outstanding at January 1, 2009	122,237,500	$0.10
Granted	52,400,000	$0.14
Forfeited	(7,202,500)	$0.14
Vested	(31,260,833)	$0.10

Nonvested shares outstanding at December 31, 2009	136,174,167	$0.11
Granted	14,000,000	$0.18
Forfeited	(29,450,000)	$0.09
Vested	(43,130,834)	$0.11

Nonvested shares outstanding at December 31, 2010	77,593,333	$0.13
Granted	16,160,000	$0.10
Forfeited	(1,975,000)	$0.09
Vested	(35,303,333)	$0.12

Nonvested shares outstanding at December 31, 2011	56,475,000	$0.12

The total intrinsic value of shares vested in the year of 2009, 2010 and 2011 was $9,683,043, $7,644,940 and $3,653,895 respectively.

The following table summarizes information with respect to nonvested shares outstanding at December 31, 2011:

	Nonvested share outstanding
		Aggregate
	Number	intrinsic
	outstanding	value

Grant date
December 19, 2008	$13,200,000	$1,366,200
February 3, 2009	10,000,000	1,035,000
April 1, 2009	2,820,000	291,870
July 10, 2009	5,425,000	561,488
July 15, 2009	120,000	12,420
June 22, 2010	8,750,000	905,625
October 3, 2011	$16,160,000	$1,672,560
Total	$56,475,000	$5,845,163

The Company recorded share-based compensation expenses of $4,211,530, $5,000,256 and $4,579,522 for the years ended December 31, 2009, 2010 and 2011, respectively. The amount of stock-based compensation currently estimated to be expensed from 2012 through 2015 related to unvested share-based payment awards at December 31, 2011 is $7,104,988. This amount will be recognized as presented in the following table.

Year
2012	$4,464,497
2013	1,549,546
2014	751,532
2015	339,413
Total	$7,104,988

That cost is expected to be recognized over a weighted average period of 2.06 years. To the extent the actual forfeiture rate is different from the Company's original estimate, share-based compensation related to these awards may require to be adjusted.

Share repurchase

On September 30, 2011, the Board of Directors, authorized to purchase the ADSs on the open market (the "Purchase Plan"). The number of ADSs to be purchased under the Purchase Plan shall not exceed 5,000,000 ADSs. The aggregate value of ADSs to be purchased under the Purchase Plan shall not exceed $15,000,000. During the year ended December 31, 2011, the Company repurchased 24,299,120 shares of its ordinary shares for a total consideration of $2,748,579. 20,000,000 shares repurchased by the Company were cancelled during 2011, and the remaining shares were cancelled in March 2012.

SEGMENT AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2011
SEGMENT AND GEOGRAPHIC INFORMATION
16.	SEGMENT AND GEOGRAPHIC INFORMATION

Segment reporting

The Company's chief operating decision maker (''CODM'') has been identified as the Chief Executive Officer who reviews results of operations by business lines when making decisions about allocating resources and assessing performance of the Company. The Company has therefore determined that each business line represents an operating segment.

During 2009, the Company was operated in three business lines: WVAS, mobile games and wireless internet services ("WIS"). In 2010, the Company expected revenue growth in partnership with China Mobile's mobile literature platform, which was part of WIS business. This new revenue stream was expected to rely on resources from WVAS business to a significant degree. Due to the anticipated synergy between WVAS and WIS businesses, the Company combined WIS business into its WVAS business and no discrete financial information for WIS would be available any more. Meanwhile, the acquisition of Dacheng bought a new business line, internet games, into the Company in 2010, which was expected to be a significant portion of revenue growth in future. As a result, there were three operating segments presented: WVAS, mobile games and internet games.

The Company does not allocate any assets to its operating segments as management does not believe that allocating these assets is useful in evaluating these segments' performance. Accordingly, the Company has not made disclosure of total assets by reportable segment.

	For the years ended December 31,
	2009	2010	2011
Revenues
WVAS	$104,001,623	$83,280,333	$80,265,942
Mobile games	27,296,600	49,171,432	40,850,452
Internet games	—	17,131,599	38,892,041
	131,298,223	149,583,364	160,008,435
Sales tax
WVAS	(2,273,620)	(1,584,382)	(1,390,901)
Mobile games	(611,507)	(925,098)	(621,069)
Internet games	—	(699,453)	(1,815,853)
	(2,885,127)	(3,208,933)	(3,827,823)
Cost of revenues
WVAS	(54,258,522)	(48,329,474)	(50,758,629)
Mobile games	(11,688,299)	(29,570,886)	(25,247,963)
Internet games	—	(2,338,257)	(15,923,649)
	(65,946,821)	(80,238,617)	(91,930,241)
Gross profit
WVAS	47,469,481	33,366,477	28,116,412
Mobile games	14,996,794	18,675,448	14,981,420
Internet games	—	14,093,889	21,152,539
	62,466,275	66,135,814	64,250,371
Operating expenses
Product development	(18,272,008)	(23,964,697)	(15,416,944)
Selling and marketing	(17,821,260)	(18,975,617)	(20,891,615)
General and administrative	(10,186,853)	(10,481,827)	(11,582,200)
Impairment loss on goodwill and intangible assets	—	(8,728,896)	(20,259,169)
Total operating expenses	(46,280,121)	(62,151,037)	(68,149,928)

Changes in fair value of contingent consideration for business acquisition	$—	$10,894,533	$(3,729,513)
Government subsidies	$—	$337,663	$319,319
Income (loss) from operations	$16,186,154	$15,216,973	$(7,309,751)

Product lines of WVAS

The WVAS include services delivered through the 2.5G mobile networks, which comprise Wireless Application Protocol ("WAP") services and Multimedia Messaging Services ("MMS"), and services delivered through 2G technology platforms, which comprise Short Messaging Services ("SMS"), Interactive Voice Response services ("IVR"), and Color Ring Back Tones ("CRBT"). Revenues of WVAS by product line for the years ended December 31, 2009, 2010 and 2011 are as follows:

	For the years ended December 31,
	2009	2010	2011
WVAS
2.5 Generation
- WAP	$13,106,151	$4,485,792	$2,355,376
- MMS	8,203,600	5,544,700	6,573,187
	21,309,751	10,030,492	8,928,563
2 Generation
- SMS	$44,484,612	$34,485,665	$37,096,542
- IVR	19,512,653	17,706,798	12,661,930
- CRBT and others	18,694,607	21,057,378	21,578,907
	82,691,872	73,249,841	71,337,379
	$104,001,623	$83,280,333	$80,265,942

Geographical information

The Company's operations are mainly located in its country of domicile (ie. the PRC) and to a lesser extent, overseas. The Company's revenues by geographic areas (based on location of the other signing party of the revenue contract) are detailed below:

	For the years ended December 31,
	2009	2010	2011
PRC	$131,298,223	$144,622,646	$154,455,308
Asia-pacific	-	4,474,499	4,502,636
Other areas	-	486,219	1,050,491
	$131,298,223	$149,583,364	$160,008,435

The Company's long-lived assets as of December 31, 2010 and 2011 were all located in the PRC.

NET INCOME (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2011
NET INCOME (LOSS) PER SHARE
17.	NET INCOME (LOSS) PER SHARE

The following table sets forth the computation of basic and diluted net income (loss) per share:

	For the years ended December 31,
	2009	2010	2011

Net income (loss) (numerator), basic and diluted	$12,583,381	$11,923,199	$(7,654,862)
Shares (denominator):
Weighted average ordinary shares outstanding used in computing basic net income (loss) per share	1,385,201,479	1,466,947,693	1,607,110,119
Effect of dilutive securities:
Plus incremental weighted average ordinary shares from assumed conversions of stock options, nonvested shares and warrant using the treasury stock method	152,569,572	80,922,985	—
Total weighted average shares used in computing diluted net income (loss) per share	1,537,771,051	1,547,870,678	1,607,110,119
Net income (loss) per share, basic	$0.01	$0.01	$(0.00)
Net income (loss) per share, diluted	$0.01	$0.01	$(0.00)

The dilutive effects of the options, nonvested shares and warrant are calculated using the treasury stock method. Under the treasury stock method, the proceeds from the assumed conversion of options, nonvested shares and warrant, which include the benefit of the compensation costs attributable to future services and not yet recognized, are used to repurchase outstanding ordinary shares using a yearly average market price.

The dilutive effect of the convertible senior note was calculated using if-converted method. Under the if-convertible method, the interest less income tax effects applicable to the convertible senior note is added back to the numerator. The convertible senior note is assumed to have been converted at the beginning of the period.

For the years ended December 31, 2009, 2010 and 2011, the Company had the following securities outstanding which could potentially dilute basic net income (loss) per share in the future, but were excluded from the computation of diluted net income (loss) per share in 2009, 2010 and 2011 as their effects would have been antidilutive:

	For the years ended December 31,
	2009	2010	2011

Options, nonvested shares and warrant	-	-	187,160,617
Convertible senior note	76,000,000	76,000,000	22,800,000

CONCENTRATIONS	12 Months Ended
Dec. 31, 2011
CONCENTRATIONS
18.	CONCENTRATIONS

i.	Dependence on Mobile Operator

The revenue of the Company is primarily derived from cooperative arrangements with the Mobile Operator in the PRC. The major operators cooperated with the Company are China Mobile, China Unicom and China Telecom. If the strategic relationship with the Mobile Operator in the PRC is terminated or scaled-back, or if the Mobile Operator alters the revenue sharing arrangements, the Company's WVAS business would be adversely affected.

Revenues collected through China Mobile for the years ended December 31, 2009, 2010 and 2011 represent 78%, 72% and 62% of gross revenues, respectively.

Revenues collected through China Unicom for the years ended December 31, 2009, 2010 and 2011 represent 11%, 8% and 7% of gross revenues, respectively.

Revenues collected through China Telecom for the years ended December 31, 2009, 2010 and 2011 represent 8%, 6% and 5% of gross revenues, respectively.

As a percentage of total WVAS revenues, WVAS revenues collected through China Mobile for the years ended December 31, 2009, 2010 and 2011 represent 57%, 40% and 37% of gross revenues respectively; WVAS revenues collected through China Unicom for the years ended December 31, 2009, 2010 and 2011 represent for 11%, 8%, and 7% of gross revenues respectively; WVAS revenues collected through China Telecom for the years ended December 31, 2009, 2010 and 2011 represent 8%, 6% and 5% of gross revenues respectively.

As a percentage of total mobile games revenues, mobile games revenues, which are collected only through China Mobile, for the years ended December 31, 2009, 2010 and 2011 represent 20%, 32% and 25% of gross revenues respectively.

Amounts due from China Mobile as of December 31, 2010 and 2011 represent 76% and 75% of accounts receivable, respectively.

Amounts due from China Unicom as of December 31, 2010 and 2011 represent 1% and 1% of accounts receivable, respectively.

Amounts due from China Telecom as of December 31, 2010 and 2011 represent 8% and 9% of accounts receivable, respectively.

ii.	Credit risk

In WVAS and mobile games services, the Company depends on the billing system of the Mobile Operator to charge the mobile phone users and collect payments from them. The Company generally does not require collateral for its accounts receivable and has not experienced any significant credit losses for any periods presented.

PRC CONTRIBUTION PLAN AND PROFIT APPROPRIATION	12 Months Ended
Dec. 31, 2011
PRC CONTRIBUTION PLAN AND PROFIT APPROPRIATION
19.	PRC CONTRIBUTION PLAN AND PROFIT APPROPRIATION

The employees of the Company in the PRC participate in a government-mandated defined contribution plan pursuant to which pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. Chinese labor regulations require the Company accrue these benefits based on certain percentages of the employees' salaries. The total provision for such employee benefit was $3,143,592, $4,050,629 and $3,635,872 for the years ended December 31, 2009, 2010 and 2011, respectively.

Pursuant to the laws applicable to the PRC's Foreign Investment Enterprises and local enterprises, the Company's subsidiaries in the PRC must make appropriations from after-tax profit to non-distributable reserve funds as determined by the boards of directors of the relevant subsidiaries.

For foreign enterprises, these reserve funds include (i) a statutory surplus reserve fund and (ii) a general surplus reserve fund. Subject to certain cumulative limits, the general reserve fund requires annual appropriations of 10% of after-tax profit (as determined under PRC accounting standards and regulation at each year-end); the other fund appropriations are at the Company's discretion. These reserve funds can only be used for specific purposes of enterprise expansion and staff welfare and bonus and are not distributable as cash dividends.

As of December 31, 2010 and 2011, the total statutory reserve amounted to $9,392,790 and $10,341,491, respectively.

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTIONS
20.	RELATED PARTY TRANSACTIONS

Prior to the acquisition of Dacheng by the Company in January 2010, Leilei Wang, the Chief Executive Officer of the Company and the Chairman of the Board of Directors, held approximately 24.8% equity interest of Dacheng. As a result of the acquisition, Leilei Wang, as one of the selling shareholders, received a consideration of 14.6 million and 53.1 million ordinary shares of KongZhong in 2010 and 2011, respectively.

Leilei Wang indirectly owns more than 10% of Prosten Technology Holdings Limited ("Prosten"). Prosten and its subsidiaries engage in the business of providing solutions to companies that provide mobile and search services. In 2009, 2010 and 2011, Prosten and its subsidiaries provided the Company mobile value-added services valued at $1.1 million, $3.2 million and $3.8 million, respectively. The accounts payable to Prosten and its subsidiaries as of December 31, 2010 and 2011 were $0.1million and $nil, respectively.

COMMITMENT AND CONTINGENCY	12 Months Ended
Dec. 31, 2011
COMMITMENT AND CONTINGENCY
21.	COMMITMENT AND CONTINGENCY

i.	Operating lease as lessee

The Company leases certain office premises under non-cancelable leases. Rental expenses under operating leases for the years ended December 31, 2009, 2010 and 2011 were $1,808,401, $2,282,956 and $2,087,203, respectively.

Future minimum lease payments under non-cancelable operating leases agreements are as follows:

Year ending
2012	$1,526,266
2013	$213,297
2014	$102,455
2015 and thereafter	-

ii.	Purchase obligations

The Company entered into a series of agreements with content providers to develop WVAS, mobile games and internet games. The future minimum purchase obligations payments under non-cancelable purchase agreements were approximately as follows:

Year ending
2012	$3,550,790
2013	$612,284
2014	$232,036
2015	$973
2016 and thereafter	$-

iii.	Sales tax

The subsidiaries and VIEs incorporated in the PRC are subject to the sales tax at rates of 3% to 5% on PRC taxable revenues, as defined by the related tax rules and regulations. When determining the PRC taxable revenues for sales tax purpose, the subsidiaries and VIEs adopted a "net" basis, i.e. deducting profit sharing with content providers from revenues. However, as the deductible items for sales tax purposes are not clearly defined, the Company would be subject to additional sales tax if the net basis used by the Company was determined inappropriate for the computation of sales tax. Additional business tax amounting to $3,484,170 could arise had the gross revenue been used for sales tax calculations as of December 31, 2011.

RESTRICTED NET ASSETS	12 Months Ended
Dec. 31, 2011
RESTRICTED NET ASSETS
22.	RESTRICTED NET ASSETS

Relevant PRC statutory laws and regulations restrict the payments of dividends by the Company's PRC subsidiaries and VIEs from their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. As described in note 19, general reserve requires annual appropriations of 10% of after-tax profit should be set aside prior to the payment of dividends. As a result of these PRC laws and regulations, the Company's PRC subsidiaries and VIEs are restricted in their ability to transfer a portion of their net assets to the Company. As of December 31, 2010 and 2011, the amounts of restricted net assets were approximately $48,600,310 and $51,505,234, respectively.

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
SUBSEQUENT EVENTS
23.	SUBSEQUENT EVENTS

i.	U4iA investment

In January 2012, the Company invested $2.0 million in the series B preferred shares of U4iA Games Incorporated ("U4iA"), a United States based company, a developer and publisher of a free-to-play, console-quality, browser-based first person shooter game, which is still under development. As the Company has no significant influence on U4iA, the investment was recorded as a long-term investment at cost.

ii.	Noumena acquisition

In February 2012, the Company announced to acquire 100% of the shares of Noumena Innovations (BVI) Ltd. ("Noumena") and certain assets from an entity related to Noumena for an aggregate consideration of $15 million in cash and 40 million ordinary shares of KongZhong (equivalent to 1 million ADSs). Noumena is engaged in mobile games platform development. The acquisition of Noumena is expected to support the development of the Company's mobile games services. The cash consideration is payable over three years, and the shares are subject to a three-year lock-up period from the closing of the transactions. The acquisition was completed in March 2010. Assets acquired and liabilities assumed are impracticable to disclose since the Company is still in the process of preparing purchase price allocation and related accounting.

iii.	NGP conversion

On March 1, 2012, NGP converted all of the outstanding convertible senior note into 22,800,000 ordinary shares of KongZhong.